Payden Managed Income Fund

Schedule of Investments
- January 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (26%
)
250,000 AIMCO CLO 2018-BA 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.500%),
5.81%, 4/16/37 (a)(b) $ 252
565,190 Ally Bank Auto Credit-Linked Notes 2024-A
144A, 7.92%, 5/17/32 (b) 576
584,897 Ally Bank Auto Credit-Linked Notes 2024-B
144A, 5.41%, 9/15/32 (b) 586
494,913 Ally Bank Auto Credit-Linked Notes 2024-B
144A, 6.68%, 9/15/32 (b) 496
600,000 American Credit Acceptance Receivables Trust
2022-4 144A, 8.00%, 2/15/29 (b) 612
200,000 American Credit Acceptance Receivables Trust
2024-3 144A, 6.04%, 7/12/30 (b) 204
500,000 American Credit Acceptance Receivables Trust
2024-4 144A, 5.34%, 8/12/31 (b) 502
250,000 Anchorage Capital Europe CLO DAC 1X, (3 mo.
EURIBOR + 1.450%), 4.24%, 1/15/31 EUR (a)
(c)(d) 259
300,000 Apidos CLO 2013-12A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.450%),
5.75%, 4/15/31 (a)(b) 301
800,000 Arbour CLO VII DAC 7A 144A, (3 mo.
EURIBOR + 2.350%), 5.30%, 12/15/38
EUR (a)(b)(d) 834
1,000,000 ARES LII CLO Ltd. 2019-52A 144A, (3 mo.
Term Secured Overnight Financing Rate +
0.880%), 0.00%, 4/22/31 (a)(b)(e) 1,000
600,000 Arini European CLO I DAC 1X, (3 mo.
EURIBOR + 2.650%), 5.44%, 7/15/36 EUR (a)
(c)(d) 626
250,000 Benefit Street Partners CLO XIX Ltd. 2019-19A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.600%), 5.90%, 1/15/33 (a)(b) 250
500,000 Buckhorn Park CLO Ltd. 2019-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.070%), 5.36%, 7/18/34 (a)(b) 500
200,000 CARS-DB4 LP 2020-1A 144A, 4.52%,
2/15/50 (b) 191
300,000 CARS-DB4 LP 2020-1A 144A, 4.95%,
2/15/50 (b) 267
50 Chase Auto Owner Trust , 0.00%, 6/25/30 (e) 337
400,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
5.68%, 1/25/52 CAD (b)(d) 266
250,000 Cumulus Static CLO DAC 2024-1A 144A, (3
mo. EURIBOR + 2.400%), 5.42%, 11/15/33
EUR (a)(b)(d) 260
200,000 CVC Cordatus Loan Fund III DAC 3X, (3 mo.
EURIBOR + 1.700%), 4.72%, 8/15/32 EUR (a)
(c)(d) 207
400,000 CyrusOne Data Centers Issuer I LLC 2023-1A
144A, 4.30%, 4/20/48 (b) 383
485,000 DB Master Finance LLC 2021-1A 144A, 2.05%,
11/20/51 (b) 461
150,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 2.36%, 4/15/49 (b) 141
500,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 3.48%, 4/15/49 (b) 467
366,902 Driven Brands Funding LLC 2019-1A 144A,
4.64%, 4/20/49 (b) 365
236,023 Driven Brands Funding LLC 2021-1A 144A,
2.79%, 10/20/51 (b) 215
Principal
or Shares Security Description
Value
(000)
1,100,000 Exeter Automobile Receivables Trust 2022-1A
144A, 5.02%, 10/15/29 (b) $ 1,074
450,000 Exeter Automobile Receivables Trust 2024-5A,
5.06%, 2/18/31  448
10 Exeter Automobile Receivables Trust 2021-2 ,
0.00%, 2/15/28 (e) 578
70,501 FORT CRE Issuer LLC 2022-FL3 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.850%), 6.20%, 2/23/39 (a)(b) 69
300,000 FORT CRE Issuer LLC 2022-FL3 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 2.250%), 6.60%, 2/23/39 (a)(b) 294
300,000 Greystone CRE Notes Ltd. 2021-FL3 144A, (1
mo. Term Secured Overnight Financing Rate +
2.864%), 7.17%, 7/15/39 (a)(b) 292
250,000 Henley CLO VII DAC 7A 144A, (3 mo.
EURIBOR + 2.100%), 4.77%, 4/25/34 EUR (a)
(b)(d) 260
489,624 Huntington Bank Auto Credit-Linked Notes
2024-2 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.600%),
6.97%, 10/20/32 (a)(b) 491
550,000 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A, 3.69%, 2/26/29 (b) 547
250,000 Jubilee CLO DAC 2017-19X, (3 mo. EURIBOR
+ 1.250%), 3.92%, 7/25/30 EUR (a)(c)(d) 258
350,000 Jubilee CLO DAC 2019-23A 144A, (3 mo.
EURIBOR + 1.850%), 4.64%, 7/15/37 EUR (a)
(b)(d) 365
900,000 Jubilee CLO DAC 2014-12X, (3 mo. EURIBOR
+ 1.950%), 4.74%, 10/15/38 EUR (a)(c)(d) 937
1 Juniper Receivables DAC , 0.00%, 8/15/29 (e) 225
10 Juniper Receivables DAC 2023-1 DAC , 0.00%,
7/15/30 (e) 341
387,997 KREF Ltd. 2022-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
5.75%, 2/17/39 (a)(b) 389
300,000 Magnetite XIX Ltd. 2017-19A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.750%), 6.05%, 4/17/34 (a)(b) 301
300,000 Neuberger Berman Loan Advisers CLO
Ltd. 2020-36A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.800%), 6.09%,
4/20/33 (a)(b) 300
450,000 Neuberger Berman Loan Advisers CLO
Ltd. 2022-51A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.850%), 6.14%,
10/23/36 (a)(b) 452
600,000 Neuberger Berman Loan Advisers CLO
Ltd. 2024-58A 144A, (3 mo. Term Secured
Overnight Financing Rate + 2.900%), 7.46%,
10/18/38 (a)(b) 608
497,083 Oak Street Investment Grade Net Lease Fund
2020-1A 144A, 3.39%, 11/20/50 (b) 478
300,000 OCP CLO Ltd. 2021-23A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.700%),
5.98%, 1/17/37 (a)(b) 300
750,000 Palmer Square Loan Funding Ltd. 2024-3A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.650%), 6.17%, 8/08/32 (a)(b) 753
261,250 Planet Fitness Master Issuer LLC 2019-1A 144A,
3.86%, 12/05/49 (b) 243

Payden Mutual Funds
Payden Managed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
300,000 Regatta XIII Funding Ltd. 2018-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.500%), 5.80%, 7/15/31 (a)(b) $ 300
350,000 Regatta XIV Funding Ltd. 2018-3A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.500%), 5.80%, 10/25/31 (a)(b) 350
250,000 Regatta XV Funding Ltd. 2018-4A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.550%), 5.85%, 10/25/31 (a)(b) 250
250,000 Regatta XVI Funding Ltd. 2019-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.900%), 6.20%, 1/15/33 (a)(b) 250
600,000 Regatta XXII Funding Ltd. 2022-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
3.100%), 7.39%, 7/20/35 (a)(b) 600
500,000 RRE Loan Management DAC 16A 144A, (3
mo. EURIBOR + 1.680%), 4.47%, 10/15/36
EUR (a)(b)(d) 519
24,917 Santander Bank Auto Credit-Linked Notes 2022-
A 144A, 5.28%, 5/15/32 (b) 25
15,573 Santander Bank Auto Credit-Linked Notes 2022-
A 144A, 7.38%, 5/15/32 (b) 16
772,932 Santander Bank Auto Credit-Linked Notes 2022-
B 144A, 11.91%, 8/16/32 (b) 788
399,258 Santander Drive Auto Receivables Trust 2023-S1
144A, 10.40%, 4/18/28 (b) 403
1,980 Santander Drive Auto Receivables Trust 2024-S2
144A, 0.00%, 12/16/28 (b)(e) 348
248,328 Santander Drive Auto Receivables Trust 2024-S1
144A, 6.53%, 3/16/29 (b) 249
600,000 Santander Drive Auto Receivables Trust 2024-5,
5.14%, 2/17/32  600
400,000 Texas Debt Capital Euro CLO DAC 2024-1A
144A, (3 mo. EURIBOR + 2.100%), 4.86%,
7/16/38 EUR (a)(b)(d) 418
400,000 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (b) 401
800,000 Valley Stream Park CLO Ltd. 2022-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.850%), 6.14%, 1/20/37 (a)(b) 805
300,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A,
5.27%, 2/15/52 (b) 287
200,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
6.64%, 5/15/54 (b) 204
325,000 Westlake Automobile Receivables Trust 2023-
4A 144A, 7.19%, 7/16/29 (b) 340
400,000 Westlake Automobile Receivables Trust 2024-
1A 144A, 6.02%, 10/15/29 (b) 408
600,000 Westlake Automobile Receivables Trust 2024-
3A 144A, 5.21%, 4/15/30 (b) 599
591,000 Wingstop Funding LLC 2020-1A 144A, 2.84%,
12/05/50 (b) 553
337,750 Zaxbys Funding LLC 2021-1A 144A, 3.24%,
7/30/51 (b) 309
Total Asset Backed (Cost - $30,820)
29,583
Bank Loans(f) (7%
)
324,188 Alpha Generation LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.750%), 7.06%, 9/30/31  326
348,214 American Airlines Inc. Term Loan 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.750%), 9.31%, 4/20/28  357
Principal
or Shares Security Description
Value
(000)
124,060 Bangl LLC Term Loan B 1L, (3 mo. Term Secured
Overnight Financing Rate + 3.500%), 8.81%,
2/01/29  $ 125
198,500 Consolidated Energy Finance SA Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 3.500%), 9.01%, 11/15/30  194
149,625 CPPIB OVM Member U.S. LLC Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 3.250%), 7.58%, 8/20/31  151
200,000 Dragon Buyer Inc. Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.250%),
7.58%, 9/30/31  201
330,000 Emg Utica Midstream Holdings LLC Term Loan
B 1L, (1 mo. Term Secured Overnight Financing
Rate + 4.000%), 4.00%, 10/24/29  332
450,000 EMRLD Borrower LP Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
1.500%), 6.83%, 8/04/31  452
338,300 Epic Y Grade Services LP Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
4.750%), 10.04%, 6/29/29  340
392,541 Evergreen AcqCo 1 LP Term Loan 1L, (3 mo.
Term Secured Overnight Financing Rate +
5.750%), 8.08%, 4/26/28  396
274,295 Fertitta Entertainment LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.000%), 7.81%, 1/27/29  276
170,000 Flynn Restaurant Group LP Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.750%), 3.75%, 1/17/32  170
349,125 Fortress Intermediate 3 Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.500%), 7.81%, 6/27/31  350
198,845 Iron Mountain Information Management LLC
Term Loan B 1L, (1 mo. Term Secured Overnight
Financing Rate + 1.250%), 6.31%, 1/31/31  199
125,000 Leia Finco U.S. LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.250%), 7.54%, 10/09/31  125
274,313 Lightning Power LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.250%), 7.58%, 8/18/31  276
200,000 Madison Iaq LLC Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 3.250%),
6.76%, 6/21/28  201
144,771 McGraw-Hill Education Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
4.000%), 8.33%, 8/01/31  146
300,000 McGraw-Hill Education Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.500%), 3.75%, 8/06/31  304
135,000 MIC Glen LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.250%),
4.00%, 7/21/28  136
248,125 MIC Glen LLC Term Loan B2 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
8.68%, 7/21/28  250
374,063 Modena Buyer LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.500%), 8.79%, 7/01/31  354
274,313 Omnia Partners LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.750%), 7.05%, 7/25/30  276

Principal
or Shares Security Description
Value
(000)
249,375 S&S Holdings LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 5.000%),
9.30%, 9/19/31  $ 250
375,000 Terex Corp. Term Loan 1L, (1 mo. Term Secured
Overnight Financing Rate + 0.750%), 6.31%,
10/08/31  378
465,000 Third Coast Infrastructure LLC Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 4.250%), 8.56%, 9/25/30  468
200,000 Transdigm Inc. Term Loan J 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.250%),
6.83%, 2/28/31  201
178,947 Truist Insurance Holdings LLC Term Loan 2L, (3
mo. Term Secured Overnight Financing Rate +
4.750%), 9.08%, 5/06/32  182
446,625 United Natural Foods Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.750%), 9.06%, 4/25/31  454
224,438 WaterBridge Midstream Operating LLC Term
Loan B 1L, (3 mo. Term Secured Overnight
Financing Rate + 4.750%), 9.08%, 6/27/29  225
Total Bank Loans (Cost - $8,054)
8,095
Corporate Bond (29%
)
200,000 Advantage Sales & Marketing Inc. 144A, 6.50%,
11/15/28 (b) 190
175,000 Ally Financial Inc. B, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (a)(g)(h) 168
325,000 Altice France Holding SA 144A, 10.50%,
5/15/27 (b) 99
275,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 1.020%), 5.09%, 1/30/31 (a) 276
225,000 American Homes 4 Rent LP , 5.50%, 2/01/34  224
250,000 Ares Capital Corp. , 5.88%, 3/01/29  253
225,000 AutoZone Inc. , 5.40%, 7/15/34  225
250,000 Avis Budget Finance PLC , 7.00%, 2/28/29
EUR (c)(d) 270
200,000 Azule Energy Finance PLC 144A, 8.13%,
1/23/30 (b) 203
200,000 Banco de Credito e Inversiones SA 144A, (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 4.944%), 8.75% (a)(b)(h) 210
150,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.000%), 5.16%, 1/24/31 (a) 150
150,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.220%), 2.30%, 7/21/32 (a) 126
225,000 Bank of Nova Scotia , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.017%), 8.00%, 1/27/84 (a) 235
200,000 BE Semiconductor Industries NV 144A, 4.50%,
7/15/31 EUR (b)(d) 215
200,000 Blue Owl Capital Corp. , 3.40%, 7/15/26  194
25,000 Boeing Co. , 2.20%, 2/04/26  24
75,000 Boeing Co. , 5.04%, 5/01/27  75
75,000 Boeing Co. , 6.30%, 5/01/29  78
125,000 Bombardier Inc. 144A, 7.00%, 6/01/32 (b) 128
150,000 Boparan Finance PLC 144A, 9.38%, 11/07/29
GBP (b)(d) 182
225,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 2.036%), 6.18%,
1/30/36 (a) 226
225,000 Centene Corp. , 3.38%, 2/15/30  202
300,000 Centene Corp. , 3.00%, 10/15/30  260
Principal
or Shares Security Description
Value
(000)
266,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL , 5.25%, 4/27/29 (c) $ 254
150,000 Champions Financing Inc. 144A, 8.75%,
2/15/29 (b) 143
150,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 2.30%,
2/01/32  119
225,000 CITGO Petroleum Corp. 144A, 6.38%,
6/15/26 (b) 226
275,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.351%), 3.06%, 1/25/33 (a) 238
200,000 Cleveland-Cliffs Inc. 144A, 6.88%, 11/01/29 (b) 201
125,000 Cleveland-Cliffs Inc. 144A, 7.38%, 5/01/33 (b) 124
300,000 CRH America Finance Inc. , 5.40%, 5/21/34  299
475,000 Delta Air Lines Inc./SkyMiles IP Ltd. 144A,
4.75%, 10/20/28 (b) 472
200,000 doValue SpA 144A, 3.38%, 7/31/26 EUR (b)(d) 205
125,000 Duke Energy Carolinas LLC , 4.85%, 3/15/30  125
175,000 Empire Communities Corp. 144A, 9.75%,
5/01/29 (b) 183
150,000 EMRLD Borrower LP/Emerald Co.-Issuer Inc.
144A, 6.75%, 7/15/31 (b) 153
250,000 EPH Financing International AS , 5.88%,
11/30/29 EUR (c)(d) 272
350,000 Eskom Holdings SOC Ltd. , 7.13%, 2/11/25 (c) 350
200,000 Evergy Inc. , (5 yr. US Treasury Yield Curve Rate
T Note Constant Maturity + 2.558%), 6.65%,
6/01/55 (a) 201
175,000 Expand Energy Corp. , 5.70%, 1/15/35  173
25,000 Extra Space Storage LP , 5.70%, 4/01/28  26
170,000 Fiesta Purchaser Inc. 144A, 7.88%, 3/01/31 (b) 176
135,000 Fiesta Purchaser Inc. 144A, 9.63%, 9/15/32 (b) 141
350,000 Flutter Treasury DAC 144A, 5.00%, 4/29/29
EUR (b)(d) 377
100,000 Freedom Mortgage Holdings LLC 144A, 9.25%,
2/01/29 (b) 104
280,000 Freedom Mortgage Holdings LLC 144A, 9.13%,
5/15/31 (b) 290
200,000 Frontier Communications Holdings LLC 144A,
5.00%, 5/01/28 (b) 198
250,000 General Motors Financial Co. Inc. , 5.55%,
7/15/29  253
550,000 General Motors Financial Co. Inc. , 4.90%,
10/06/29  541
275,000 Global Marine Inc. , 7.00%, 6/01/28  261
25,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.135%), 4.69%,
10/23/30 (a) 25
500,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.410%), 3.10%,
2/24/33 (a) 434
428,000 Gran Tierra Energy Inc. 144A, 9.50%,
10/15/29 (b) 404
250,000 Greensaif Pipelines Bidco Sarl 144A, 5.85%,
2/23/36 (b) 249
25,000 HCA Inc. , 5.88%, 2/01/29  26
375,000 Hewlett Packard Enterprise Co. , 5.00%,
10/15/34  366
210,000 Hilcorp Energy I LP/Hilcorp Finance Co. 144A,
6.88%, 5/15/34 (b) 203
350,000 Huntington Bancshares Inc. , (U.S. Secured
Overnight Financing Rate + 1.276%), 5.27%,
1/15/31 (a) 351

Payden Mutual Funds
Payden Managed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
50,000 Hyundai Capital America 144A, 4.30%,
9/24/27 (b) $ 49
200,000 IHS Holding Ltd. 144A, 8.25%, 11/29/31 (b) 197
225,775 India Cleantech Energy , 4.70%, 8/10/26 (c) 220
300,000 JAB Holdings BV , 5.00%, 6/12/33 EUR (c)(d) 340
50,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.860%), 4.51%, 10/22/28 (a) 50
375,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.340%), 4.95%, 10/22/35 (a) 362
325,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution Inc. 144A, 9.00%,
2/15/29 (b) 338
350,000 Kier Group PLC , 9.00%, 2/15/29 GBP (c)(d) 456
275,000 Kimmeridge Texas Gas LLC 144A, 8.50%,
2/15/30 (b) 276
250,000 Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (b) 242
200,000 Kosmos Energy Ltd. , 7.75%, 5/01/27 (c) 194
200,000 Lazard Group LLC , 6.00%, 3/15/31  206
200,000 LD Celulose International GmbH 144A, 7.95%,
1/26/32 (b) 204
275,000 Liberty Costa Rica Senior Secured Finance ,
10.88%, 1/15/31 (c) 297
400,000 Limak Cimento Sanayi ve Ticaret AS 144A,
9.75%, 7/25/29 (b) 401
200,000 LKQ Dutch Bond BV , 4.13%, 3/13/31 EUR (d) 213
250,000 Madison IAQ LLC 144A, 5.88%, 6/30/29 (b) 241
225,000 Midcontinent Communications 144A, 8.00%,
8/15/32 (b) 231
325,000 Millicom International Cellular SA , 4.50%,
4/27/31 (c) 288
200,000 Minerva Luxembourg SA 144A, 8.88%,
9/13/33 (b) 211
225,000 Minerva Luxembourg SA , 8.88%, 9/13/33 (c) 237
275,000 Mobico Group PLC , 4.88%, 9/26/31 EUR (c)(d) 289
25,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.100%), 4.65%, 10/18/30 (a) 25
350,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.108%), 5.23%, 1/15/31 (a) 352
200,000 Muthoot Finance Ltd. , 7.13%, 2/14/28 (c) 204
225,000 Muthoot Finance Ltd. 144A, 7.13%, 2/14/28 (b) 229
300,000 NewCo Holding USD 20 Sarl 144A, 9.38%,
11/07/29 (b) 306
180,000 NextEra Energy Operating Partners LP 144A,
7.25%, 1/15/29 (b)(g) 181
300,000 NNN REIT Inc. , 5.50%, 6/15/34  300
200,000 Oceanica Lux , 13.00%, 10/02/29 (c) 193
450,000 OHI Group SA 144A, 13.00%, 7/22/29 (b) 464
25,000 ONEOK Inc. , 4.25%, 9/24/27  25
850,000 Open Text Corp. 144A, 6.90%, 12/01/27 (b) 880
225,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV 144A, 5.13%, 4/30/31 (b) 204
200,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV 144A, 7.88%, 5/15/34 (b) 204
300,000 ORLEN SA 144A, 6.00%, 1/30/35 (b) 301
145,000 Paramount Global , 4.95%, 1/15/31  137
250,000 Patterson-UTI Energy Inc. , 7.15%, 10/01/33  262
100,000 Petroleos Mexicanos , 3.63%, 11/24/25 EUR (c)
(d) 102
425,000 Petroleos Mexicanos , 3.75%, 4/16/26 EUR (c)(d) 428
300,000 Petroleos Mexicanos , 6.49%, 1/23/27  290
175,000 Petroleos Mexicanos , 2.75%, 4/21/27 EUR (c)(d) 166
110,000 PRA Group Inc. 144A, 5.00%, 10/01/29 (b) 102
180,000 PRA Group Inc. 144A, 8.88%, 1/31/30 (b) 189
Principal
or Shares Security Description
Value
(000)
425,000 Prime Healthcare Services Inc. 144A, 9.38%,
9/01/29 (b) $ 404
175,000 Quikrete Holdings Inc. 144A, 6.75%,
3/01/33 (b) 176
305,000 Reworld Holding Corp. 144A, 4.88%,
12/01/29 (b) 284
450,000 Rogers Communications Inc. , 5.30%, 2/15/34  437
150,000 Royal Bank of Canada , (U.S. Secured Overnight
Financing Rate + 1.030%), 5.15%, 2/04/31 (a) 151
300,000 Sable International Finance Ltd. 144A, 7.13%,
10/15/32 (b) 294
200,000 Sagax AB , 4.38%, 5/29/30 EUR (c)(d) 215
250,000 Sagax Euro Mtn NL BV , 0.75%, 1/26/28
EUR (c)(d) 241
350,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.940%), 5.35%,
9/06/30 (a) 348
450,000 SBA Tower Trust 144A, 6.60%, 1/15/28 (b) 461
320,000 SierraCol Energy Andina LLC , 6.00%,
6/15/28 (c) 297
450,000 Sisecam UK PLC , 8.63%, 5/02/32 (c)(g) 454
400,000 Societe Generale SA , (3 mo. EURIBOR +
0.950%), 0.50%, 6/12/29 EUR (a)(c)(d) 380
275,000 Stagwell Global LLC 144A, 5.63%, 8/15/29 (b) 266
150,000 Star Parent Inc. 144A, 9.00%, 10/01/30 (b) 158
150,000 Surge Energy Inc. 144A, 8.50%, 9/05/29
CAD (b)(d) 104
325,000 Surgery Center Holdings Inc. 144A, 7.25%,
4/15/32 (b) 325
325,000 Tesco Corporate Treasury Services PLC , 4.25%,
2/27/31 EUR (c)(d) 354
350,000 Toronto-Dominion Bank , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.075%), 8.13%, 10/31/82 (a) 367
300,000 Truist Financial Corp. , (U.S. Secured Overnight
Financing Rate + 1.571%), 5.15%, 8/05/32 (a) 298
25,000 Uber Technologies Inc. , 4.30%, 1/15/30  24
375,000 UBS Group AG , (ICE 1Year Euribor Swap Fix +
4.950%), 7.75%, 3/01/29 EUR (a)(c)(d) 443
225,000 UDR Inc. , 5.13%, 9/01/34  218
225,000 Veritiv Operating Co. 144A, 10.50%,
11/30/30 (b) 245
285,000 Viking Baked Goods Acquisition Corp. 144A,
8.63%, 11/01/31 (b) 279
250,000 Vistra Operations Co. LLC 144A, 6.95%,
10/15/33 (b) 268
325,000 W&T Offshore Inc. 144A, 10.75%, 2/01/29 (b)
(g) 325
275,000 Warnermedia Holdings Inc. , 4.28%, 3/15/32  243
175,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.110%), 5.24%, 1/24/31 (a) 176
650,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 2.020%), 5.39%, 4/24/34 (a) 645
225,000 Western Midstream Operating LP , 5.45%,
11/15/34  219
400,000 WMG Acquisition Corp. 144A, 3.75%,
12/01/29 (b) 369
Total Corporate Bond (Cost - $33,112)
32,930
Foreign Government (9%
)
250,000 Argentine Republic Government International
Bond , 4.13%, 7/09/35  170
35,000,000 Brazil Letras do Tesouro Nacional , 11.58%,
7/01/25 BRL (d)(e) 5,684

Principal
or Shares Security Description
Value
(000)
275,000 Dominican Republic International Bond , 5.95%,
1/25/27 (c) $ 276
200,000 Ghana Government International Bond 144A,
5.00%, 7/03/35 (b) 147
625,000 Guatemala Government Bond , 4.38%,
6/05/27 (c) 603
275,000 Ivory Coast Government International Bond ,
4.88%, 1/30/32 EUR (c)(d) 255
250,000 Nigeria Government International Bond , 6.50%,
11/28/27 (c) 241
24,000,000 Republic of South Africa Government Bond
Series 2037, 8.50%, 1/31/37 ZAR (d) 1,087
350,000 Republic of South Africa Government
International Bond , 4.85%, 9/30/29  328
300,000 Republic of Uzbekistan International Bond
144A, 5.38%, 5/29/27 EUR (b)(d) 315
275,000 Republic of Uzbekistan International Bond ,
3.90%, 10/19/31 (c) 229
179,867 Zambia Government International Bond , 5.75%,
6/30/33 (c) 160
Total Foreign Government (Cost - $9,638)
9,495
Mortgage Backed (26%
)
100,000 ACRE Commercial Mortgage Ltd. 2021-FL4
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.864%), 6.16%, 12/18/37 (a)(b) 98
320,000 ARES1 2024-IND2 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.443%), 5.75%,
10/15/34 (a)(b) 321
500,000 BRAVO Residential Funding Trust 2024-NQM7
144A, 6.38%, 10/27/64 (b)(i) 503
400,000 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.114%), 6.42%, 9/15/36 (a)(b) 399
350,000 BX Commercial Mortgage Trust 2021-VINO
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.067%), 6.37%, 5/15/38 (a)(b) 350
550,000 BX Mortgage Trust 2025-BIO3 144A, 6.56%,
2/10/42 (b) 561
500,000 BX Trust 2023-DELC 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.690%),
7.00%, 5/15/38 (a)(b) 505
495,728 Colt Mortgage Loan Trust 2024-7 144A, 5.54%,
12/26/69 (b) 495
438,089 Connecticut Avenue Securities Trust 2019-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.214%), 8.57%,
9/25/31 (a)(b) 469
277,476 Connecticut Avenue Securities Trust 2019-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.864%), 8.22%,
9/25/39 (a)(b) 288
151,205 Connecticut Avenue Securities Trust 2019-
HRP1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.264%), 6.62%,
11/25/39 (a)(b) 152
575,000 Connecticut Avenue Securities Trust 2021-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.100%), 7.45%,
10/25/41 (a)(b) 592
300,000 Connecticut Avenue Securities Trust 2021-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.750%), 7.10%,
12/25/41 (a)(b) 308
Principal
or Shares Security Description
Value
(000)
1,125,000 Connecticut Avenue Securities Trust 2022-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.150%), 7.50%,
12/25/41 (a)(b) $ 1,164
325,000 Connecticut Avenue Securities Trust 2022-R01
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 6.000%), 10.35%,
12/25/41 (a)(b) 345
675,000 Connecticut Avenue Securities Trust 2022-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.500%), 8.85%,
1/25/42 (a)(b) 712
500,000 Connecticut Avenue Securities Trust 2022-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.500%), 7.85%,
3/25/42 (a)(b) 524
800,000 Connecticut Avenue Securities Trust 2022-
R04 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 5.250%), 9.60%,
3/25/42 (a)(b) 865
500,000 Connecticut Avenue Securities Trust 2022-R03
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 6.250%), 10.60%,
3/25/42 (a)(b) 551
200,000 Connecticut Avenue Securities Trust 2022-R04
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 9.500%), 13.85%,
3/25/42 (a)(b) 227
500,000 Connecticut Avenue Securities Trust 2022-
R09 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.750%), 9.10%,
9/25/42 (a)(b) 544
543,358 Connecticut Avenue Securities Trust 2023-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.500%), 6.85%,
4/25/43 (a)(b) 554
800,000 Connecticut Avenue Securities Trust 2023-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.900%), 8.25%,
4/25/43 (a)(b) 860
444,510 Connecticut Avenue Securities Trust 2023-
R04 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.300%), 6.65%,
5/25/43 (a)(b) 455
800,000 Connecticut Avenue Securities Trust 2021-R01
2021-R01 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average + 6.000%),
10.35%, 10/25/41 (a)(b) 845
483,502 Cross Mortgage Trust 2024-H7 144A, 5.59%,
11/25/69 (b)(i) 484
348,614 Cross Mortgage Trust 2024-H8 144A, 5.55%,
12/25/69 (b)(i) 349
575,000 Cross Mortgage Trust 2024-H8 144A, 6.32%,
12/25/69 (b)(i) 575
850,000 Cross Mortgage Trust 2025-H1 144A, 5.74%,
2/25/70 (b)(i) 851
335,000 DC Commercial Mortgage Trust 2023-DC 144A,
6.31%, 9/12/40 (b) 345
723,070 Extended Stay America Trust 2021-ESH 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 3.814%), 8.12%, 7/15/38 (a)(b) 728

Payden Mutual Funds
Payden Managed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
123,494 Fannie Mae Connecticut Avenue Securities
2016-C02, (U.S. Secured Overnight Financing
Rate Index 30day Average + 12.364%), 16.72%,
9/25/28 (a) $ 137
49,469 Fannie Mae Connecticut Avenue Securities
2016-C03, (U.S. Secured Overnight Financing
Rate Index 30day Average + 11.864%), 16.22%,
10/25/28 (a) 55
98,440 Fannie Mae Connecticut Avenue Securities
2016-C04, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.364%), 14.72%,
1/25/29 (a) 110
700,000 Fannie Mae Connecticut Avenue Securities 2021-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.300%), 7.65%,
11/25/41 (a)(b) 724
675,000 Fannie Mae Connecticut Avenue Securities 2021-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 6.200%), 10.55%,
11/25/41 (a)(b) 714
245,601 Freddie Mac STACR Debt Notes 2015-HQA1,
(U.S. Secured Overnight Financing Rate Index
30day Average + 8.914%), 13.27%, 3/25/28 (a) 252
1,075,000 Freddie Mac STACR REMIC Trust 2021-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.350%), 7.70%,
9/25/41 (a)(b) 1,110
300,000 Freddie Mac STACR REMIC Trust 2021-HQA3
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 6.250%), 10.60%,
9/25/41 (a)(b) 317
850,000 Freddie Mac STACR REMIC Trust 2021-DNA6
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.400%), 7.75%,
10/25/41 (a)(b) 880
1,125,000 Freddie Mac STACR REMIC Trust 2021-DNA7
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.650%), 8.00%,
11/25/41 (a)(b) 1,172
356,045 Freddie Mac STACR REMIC Trust 2022-DNA4
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.200%), 6.55%,
5/25/42 (a)(b) 362
281,294 Freddie Mac STACR REMIC Trust 2023-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.100%), 6.45%,
4/25/43 (a)(b) 287
158,743 Freddie Mac STACR REMIC Trust 2023-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.850%), 6.20%,
11/25/43 (a)(b) 160
654,133 Freddie Mac STACR REMIC Trust 2023-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.850%), 6.20%,
11/25/43 (a)(b) 663
555,572 Freddie Mac STACR REMIC Trust 2024-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.250%), 5.60%,
5/25/44 (a)(b) 560
717,236 Freddie Mac STACR REMIC Trust 2024-HQA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.200%), 5.55%,
8/25/44 (a)(b) 721
Principal
or Shares Security Description
Value
(000)
725,000 Freddie Mac STACR REMIC Trust 2021-DNA6
2021-DNA6 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average + 7.500%),
11.85%, 10/25/41 (a)(b) $ 784
600,000 FS Rialto Issuer LLC 2025-FL10 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.385%), 5.69%, 2/01/30 (a)(b) 599
200,000 Greystone CRE Notes 2024-HC3 144A, (1
mo. Term Secured Overnight Financing Rate +
4.432%), 8.74%, 3/15/41 (a)(b) 201
250,000 HIH Trust 2024-61P 144A, (1 mo. Term
Secured Overnight Financing Rate + 3.640%),
7.95%, 10/15/41 (a)(b) 252
436,224 Life Mortgage Trust 2021-BMR 144A, (1 mo.
Term Secured Overnight Financing Rate +
3.064%), 7.37%, 3/15/38 (a)(b) 430
375,000 Life Mortgage Trust 2022-BMR2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.295%), 5.60%, 5/15/39 (a)(b) 368
241,708 MCR Mortgage Trust 2024-HTL 144A, (1
mo. Term Secured Overnight Financing Rate +
1.758%), 6.07%, 2/15/37 (a)(b) 243
900,000 OBX 2025-NQM2 144A, 5.60%, 11/25/64 (b)
(i) 900
370,912 OBX Trust 2024-NQM13 144A, 5.12%,
6/25/64 (b) 368
183,539 OBX Trust 2024-NQM12 144A, 5.83%,
7/25/64 (b) 184
284,058 OBX Trust 2024-NQM14 144A, 4.94%,
9/25/64 (b) 281
900,000 Palisades Center Trust 2016-PLSD 144A, 3.36%,
4/13/33 (b) 45
110,000 Sage AR Funding No 1 PLC 1A 144A, (Sterling
Overnight Index Average + 3.000%), 7.73%,
11/17/30 GBP (a)(b)(d) 136
230,713 TTAN 2021-MHC 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.514%), 6.82%,
3/15/38 (a)(b) 231
396,740 Verus Securitization Trust 2024-9 144A, 5.44%,
11/25/69 (b)(i) 396
7,603,921 Wells Fargo Commercial Mortgage Trust 2018-
C46, 0.91%, 8/15/51 (i) 160
Total Mortgage Backed (Cost - $30,597)
29,821
U.S. Treasury (2%
)
2,600,000 U.S. Treasury Note, 4.25%, 12/31/26
(Cost - $2,598) 2,602
Investment Company (4%
)
2,628,641 Payden Cash Reserves Money Market Fund* 2,629
376,065 Payden Emerging Markets Local Bond Fund, SI
Class* 1,696
Total Investment Company (Cost - $4,379)
4,325
Purchased Swaptions  (0%
)
Total Purchased Swaptions (Cost - $80) 25
Purchase Options  (0%
)
Total Purchase Options (Cost - $35) 15
Total Investments, Before Written Swaptions
(Cost - $119,313) (103%)
116,891
Written Swaptions  (0%)

Principal
or Shares Security Description
Value
(000)
Total Written Swaptions (Cost - $(26)) $ (13)
Total Investments (Cost - $119,287) (103%)
116,878
Liabilities in excess of Other Assets (-3%)
(3,051)
Net Assets (100%) $ 113,827
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at January
31, 2025.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d) Principal in foreign currency.
(e) Yield to maturity at time of purchase.
(f) Floating rate security. The rate shown reflects the rate in effect at January 31,
2025. The stated maturity is subject to prepayments.
(g) All or a portion of these securities are on loan. At January 31, 2025, the total market value of the Fund’s securities on loan is $1,031 and the total market value of the collateral held by the Fund is $1,062. Amounts in 000s.
(h) Perpetual security with no stated maturity date.
(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Purchase Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.0%
S&P 500 Index 9 $ 15 $ 5700 02/28/2025 $15 Put
Purchased Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Purchased Swaptions - 0.0%
Protection Bought (Relevant Credit: Markit CDX,
North America High Yield Series 43 Index), Pay 0.34%
Quarterly, Receive upon credit default Barclays Bank PLC $ 23,700 02/19/2025 $ 25 Put
Written Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Written Swaptions - (0.0%)
Protection Bought (Relevant Credit: Markit CDX,
North America High Yield Series 43 Index), Pay 0.11%
Quarterly, Receive upon credit default Barclays Bank PLC 23,700 02/19/2025 (13) Put
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
AUD 1,303
USD  803 HSBC Bank USA, N.A. 02/21/2025 $ 7
GBP 360
USD  443 Barclays Bank PLC 03/19/2025 4
USD 1,330
GBP  1,015 Barclays Bank PLC 03/19/2025 72
USD 443
AUD  683 BNP PARIBAS 02/21/2025 18
USD 876
EUR  826 BNP PARIBAS 02/21/2025 18
USD 407
CAD  547 Citibank, N.A. 03/19/2025 30
USD 1,243
CAD  1,731 HSBC Bank USA, N.A. 02/21/2025 51
USD 1,258
CHF  1,099 HSBC Bank USA, N.A. 02/21/2025 48
USD 5,843
BRL  33,955 Morgan Stanley 02/12/2025 53
USD 1,164
ZAR  21,440 State Street Bank & Trust Co. 02/21/2025 18
USD 14,576
EUR  13,192 State Street Bank & Trust Co. 03/19/2025 860
1,179

Payden Mutual Funds
Payden Managed Income Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Liabilities:
AUD 683 USD  431 BNP PARIBAS 02/21/2025 $ (7)
CAD 1,731 USD  1,206 HSBC Bank USA, N.A. 02/21/2025 (14)
CHF 1,099 USD  1,211 HSBC Bank USA, N.A. 02/21/2025 (1)
EUR 3,380 USD  3,677 State Street Bank & Trust Co. 03/19/2025 (162)
GBP 41 USD  51 HSBC Bank USA, N.A. 02/21/2025 –
JPY 122,900 USD  800 BNP PARIBAS 02/21/2025 (5)
MXN 9,050 USD  445 BNP PARIBAS 02/21/2025 (10)
USD 1,620 GBP  1,322 HSBC Bank USA, N.A. 02/21/2025 (19)
USD 433 MXN  9,050 State Street Bank & Trust Co. 02/21/2025 (2)
(220)
Net Unrealized Appreciation (Depreciation)
$959
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Treasury 2-Year Note Future 570 Mar-25 $ 117,206 $ (44) $ (44)
a a
Short Contracts:
Euro-Bobl Future 16 Mar-25 (1,949) 33 33
Euro-Bund Future 6 Mar-25 (825) 26 26
Euro-Schatz Future 17 Mar-25 (1,884) 10 10
U.S. 10-Year Ultra Future 43 Mar-25 (4,789) 51 51
U.S. Long Bond Future 8 Mar-25 (911) 6 6
U.S. Treasury 10-Year Note Future 19 Mar-25 (2,068) 39 39
U.S. Treasury 5-Year Note Future 116 Mar-25 (12,341) 96 96
U.S. Ultra Bond Future 32 Mar-25 (3,791) (31) (31)
a a

Total Futures
$186
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 43 Index), Pay 5% Quarterly,
Receive upon credit default 12/20/2029 $1,200 $(105) $(85) $(20)